Shareholders' Equity	12 Months Ended
Jun. 30, 2019
Equity [Abstract]
SHAREHOLDERS' EQUITY
18.	SHAREHOLDERS' EQUITY

The shareholders' equity structure as of June 30, 2018 was presented after giving retroactive effect to the reorganization of the Company that was completed on September 6, 2018. Immediately before and after reorganization, the Company together with its wholly-owned subsidiaries, Puyi Group, Puyi HK, WFOE, Baoying and its VIEs were effectively controlled by the same shareholders; therefore, for accounting purpose, the reorganization was accounted for as a recapitalization.

Puyi Inc. was established under the laws of the Cayman Islands on August 6, 2018. The authorized number of ordinary shares is 2,000,000,000 shares with par value of US$0.001 each. On August 6, 2018, the Company issued an aggregate of 80,000,000 ordinary shares at a price of US$0.001 per share with total consideration of US$80, pro-rata to the shareholders of the Company as of such date. In accordance with SEC SAB Topic 4, the nominal share issuance was accounted for as a stock split and that all share and per share information has been retrospectively restated to reflect such stock split for all periods presented.

On September 3, 2018, the Company purchased the remaining equity interest of 15.41% of Fanhua Puyi from Beijing Fanlian Investment Limited (controlled by Fanhua Inc.) in exchange for (i) a cash consideration of RMB10,028,117; and (ii) new issuance of 4,033,600 ordinary shares of the Company to Fanhua Inc. at a consideration of US$1,468,976.8.

On March 29, 2019, Puyi listed its American depositary shares ("ADSs"), every two ADSs representing three ordinary shares (with each ADS representing 1.5 ordinary shares), on the NASDAQ Global Market in the IPO. As a result, Puyi issued a total of 4,292,276 ADSs at US$6.0 per ADS in connection with its IPO and received net proceeds of approximately US$22.9 million, after deducting underwriting discounts and the estimated offering expenses. Upon the completion of the IPO, Puyi had a total of 90,472,014 ordinary shares.

As of June 30, 2018 and 2019, 80,000,000 and 90,472,014 ordinary shares were issued at par value, equivalent to share capital of US$80 and US$90, which was outstanding as of the issuance date of the financial statements.